PGIM Jennison Utility Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	83 Months Ended		120 Months Ended
	Jan. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	13.69%	[1]	14.82%
S&P 500 Utilities Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.04%	9.73%	10.27%	[1]	10.61%
A
Prospectus [Line Items]
Average Annual Return, Percent		5.45%	8.30%			10.15%
Performance Inception Date
C
Prospectus [Line Items]
Average Annual Return, Percent		9.69%	8.68%			9.96%
Performance Inception Date
R
Prospectus [Line Items]
Average Annual Return, Percent		11.32%	9.24%			10.50%
Performance Inception Date
Z
Prospectus [Line Items]
Average Annual Return, Percent		11.93%	9.84%			11.12%
Performance Inception Date
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.12%	7.18%			9.00%
Performance Inception Date
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.00%	7.35%			8.67%
Performance Inception Date
R6
Prospectus [Line Items]
Average Annual Return, Percent		11.97%	9.90%	10.46%
Performance Inception Date	Jan. 26, 2018

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.